Equity Method Investments (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jun. 30, 2016 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Accumulated, share equity gain (loss)					¥ 138,646	¥ 84,863	¥ (47,996)
Investment in an equity investee, addition				¥ 209,687	162,176
Share equity gain, during period			$ (27,146)	(186,642)	53,783	35,652
Disposal gain			2,401	16,509
Cost investment					312,176	150,000	521,863
Accumulated, disposal gain							16,509
Investment in equity investee			71,322		450,822	234,863	490,376
Yizhuang Venture Investment Fund
Schedule of Equity Method Investments [Line Items]
Accumulated, share equity gain (loss)					176,036	85,148	25,681
Share equity gain, during period				(150,355)	90,888
Cost investment					101,000	101,000	101,000
Investment in equity investee			18,425		277,036	186,148	126,681
Unis Tech
Schedule of Equity Method Investments [Line Items]
Accumulated, share equity gain (loss)					(12,961)	(285)	(16,509)
Investment in an equity investee, addition				(49,000)
Share equity gain, during period	$ 516	¥ 3,548		(3,548)	(12,676)
Disposal gain	$ 2,401	¥ 16,509		16,509
Cost investment					49,000	49,000		¥ 49,000
Accumulated, disposal gain							16,509
Investment in equity investee					36,039	¥ 48,175
Shihua DC Investment Holdings Limited
Schedule of Equity Method Investments [Line Items]
Accumulated, share equity gain (loss)					(9,429)		(33,658)
Investment in an equity investee, addition				219,447	147,176
Share equity gain, during period				(24,229)	(9,429)
Cost investment					147,176		366,623
Investment in equity investee			48,428		137,747		332,965
WiFire Group Inc. ("WiFire Group")
Schedule of Equity Method Investments [Line Items]
Accumulated, share equity gain (loss)					(15,000)		(15,000)
Investment in an equity investee, addition					15,000
Share equity gain, during period					(15,000)
Cost investment					¥ 15,000		15,000
Jingliang Inter Cloud
Schedule of Equity Method Investments [Line Items]
Accumulated, share equity gain (loss)							(34)
Investment in an equity investee, addition				6,000
Share equity gain, during period				(34)
Cost investment							6,000
Investment in equity investee			868				5,966
Jingliang Century Cloud
Schedule of Equity Method Investments [Line Items]
Investment in an equity investee, addition				4,000
Cost investment							4,000
Investment in equity investee			582				4,000
Huaye Cloud
Schedule of Equity Method Investments [Line Items]
Accumulated, share equity gain (loss)							(6,319)
Investment in an equity investee, addition				23,333
Share equity gain, during period				(6,319)
Cost investment							23,333
Investment in equity investee			2,474				17,014
ZJK Energy
Schedule of Equity Method Investments [Line Items]
Accumulated, share equity gain (loss)							(2,157)
Investment in an equity investee, addition				5,907
Share equity gain, during period				¥ (2,157)
Cost investment							5,907
Investment in equity investee			$ 545				¥ 3,750